Note 17 - Subsequent Events (Details Textual)							1 Months Ended		12 Months Ended
	Mar. 19, 2020 CAD ($) $ / shares	Mar. 10, 2020 CAD ($) $ / shares shares	Mar. 04, 2020 $ / shares	Jun. 07, 2018 shares	Jun. 01, 2017 shares	Feb. 07, 2017 shares	Feb. 14, 2020 CAD ($)	Feb. 14, 2020 USD ($)	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares
Statement Line Items [Line Items]
Purchase of property, plant and equipment | $									$ 427,597	$ 802,804	$ 305,074
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares									$ 0.83	$ 0.97	$ 1.39
Proceeds from issuing shares | $										$ 8,838,441	$ 19,115,418
Number of common shares purchasable from a warrant | shares				1	1	1
Major purchases of assets [member]
Statement Line Items [Line Items]
Number of option agreements entered							2	2
Percent of building ownership acquired							100.00%	100.00%
Number of buildings purchased							2	2
Purchase of property, plant and equipment							$ 4,000,000	$ 675,000
Purchase of property, plant and equipment, term of payments							2 years	2 years
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			1,130,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 0.47
Issue of equity | $	$ 5,400,000	$ 4,900,000
Issue of equity, per share amount | $ / shares	$ 0.37	$ 0.41
Proceeds from issuing shares | $		$ 2,009,000
Units issued, number of common stock per unit | shares		1
Units issued, number of warrants per unit | shares		1
Number of common shares purchasable from a warrant | shares		1
Warrants, exercise price | $ / shares	$ 0.50	$ 0.65
Warrant life, warrants granted		3 years